                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6347
                                  ---------------------------------------------

                             Liberty Funds Trust VII
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

        One Financial Center, Boston, Massachusetts              02111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

                              Russell L. Kane, Esq.
                         Columbia Management Group, Inc.
                               One Financial Center
                                 Boston, MA 02111
-------------------------------------------------------------------------------
                       (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-426-3363
                                                   ----------------------------

Date of fiscal year end: December 31, 2003
                        --------------------------
Date of reporting period: June 30, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders

[GRAPHIC]

LIBERTY NEWPORT TIGER FUND

SEMIANNUAL REPORT
JUNE 30, 2003


ELIMINATE CLUTTER IN TWO EASY STEPS.
POINT. CLICK. LIBERTY eDELIVERY.

FOR MORE INFORMATION ABOUT RECEIVING YOUR SHAREHOLDER REPORTS ELECTRONICALLY, CALL US AT 800-345-6611. TO SIGN UP FOR eDELIVERY, VISIT US ONLINE AT www.libertyfunds.com.

[GRAPHIC]

LIBERTY NEWPORT TIGER FUND

SEMIANNUAL REPORT
JUNE 30, 2003


ELIMINATE CLUTTER IN TWO EASY STEPS.
POINT. CLICK. LIBERTY eDELIVERY.

TO SIGN UP FOR eDELIVERY, GO TO www.icsdelivery.com.

PRESIDENT'S MESSAGE

[PHOTO OF JOSEPH R. PALOMBO]

Dear Shareholder:

Despite the uncertainty that hung over the global markets and the economy as the United States prepared to go to war in Iraq, the six-month period ended on a high note. Most foreign stock and bond markets posted positive returns for the period. The world's economies, though still struggling, have made progress toward recovery. And, emerging economies have done generally better than developed economies.

Here at home, a new tax law is intended to boost consumer spending power and make investing more attractive. The Jobs and Growth Tax Relief Reconciliation Act of 2003 accelerates income tax rate cuts for virtually all Americans and slashes the tax rates on dividends and long-term capital gains.

The government is counting on Americans to turn their good fortune into higher spending. And the financial media has been full of advice on how to take advantage of the new rate structure. As you debate what you will do if the lower tax rate turns into a modest personal windfall, consider strategies that could have a long-term impact on your portfolio. If your take-home pay increases as a result of the tax break and any rebate check you are entitled to receive--and if it's not eaten up by higher state taxes--consider investing at least one third of it. Consider adding it to your retirement account, using it to start an education account for your child, or setting it aside for an emergency. But make a commitment and stick to it. Think of it as found money, because that is what it is. You didn't have it before. But now that you've found it, you can put it to work for a long-term goal.

And, before you take advice from a television pundit or a magazine cover story, talk to your financial advisor. There may be tax-related strategies that make sense for you. But there are no one-size-fits-all solutions. Keep in mind that tax rates change, and many of the provisions of this law are set to expire in just a few short years.

CONSOLIDATION AND A NEW NAME: COLUMBIA

On a separate note, I am pleased to announce that, effective April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. (Columbia Management).

                                                   Not FDIC    May Lose Value
                                                   Insured     No Bank Guarantee

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

This consolidation does not affect the management or investment objectives of your fund and is the next step in our efforts to create a consistent identity and to streamline our organization. By consolidating these firms, we are able to create a more efficient organizational structure and strengthen certain key functions, such as research. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

In the report that follows, you'll hear from portfolio managers Chris Legallet and Eric Sandlund about the strategies they employed and investment decisions they made during the six-month period ended June 30, 2003. As always, thank you for investing in Liberty Newport Tiger Fund.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President

NET ASSET VALUE PER SHARE as of 6/30/03 ($)

         Class A                        8.74
         Class B                        8.46
         Class C                        8.47
         Class T                        8.78
         Class Z                        8.76

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or a loss on sale. All results shown assume reinvestment of distributions.

MEET THE NEW PRESIDENT

Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer and executive vice president of Columbia Management. Mr.Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr.Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.


                                                   Not FDIC    May Lose Value
                                                   Insured     No Bank Guarantee

The examples provided should be viewed as illustrations. They do not constitute tax or legal advice. Neither Columbia Management Advisors, Inc., nor its affiliates, including Liberty Funds Distributor, Inc., provide tax or legal advice. A tax advisor or attorney can provide you with answers to specific questions about taxes and other legal issues.

PERFORMANCE INFORMATION

VALUE OF A $10,000 INVESTMENT 6/30/93 - 6/30/03


PERFORMANCE OF A $10,000 INVESTMENT
06/30/93 - 06/30/03 ($)

                  WITHOUT        WITH
                   SALES         SALES
                  CHARGE        CHARGE
---------------------------------------
Class A           11,112         10,473
Class B           10,434         10,434
Class C           10,439         10,439
Class T           11,320         10,669
Class Z           11,296            n/a

[CHART]

             CLASS A SHARES         CLASS A SHARES         MSCI AC FREE ASIA      MSCI EAFE
             WITHOUT SALES CHARGE   WITH SALES CHARGE      EX JAPAN INDEX         (GDP) INDEX
    Jun-93              $  10,000           $   9,425              $  10,000        $  10,000
 9/30/1993              $  10,806           $  10,185              $  11,329        $  10,824
12/31/1993              $  14,802           $  13,951              $  16,564        $  10,956
 3/31/1994              $  12,041           $  11,349              $  13,182        $  11,561
 6/30/1994              $  12,768           $  12,033              $  13,724        $  11,861
 9/30/1994              $  14,136           $  13,323              $  15,285        $  11,909
12/31/1994              $  13,032           $  12,283              $  13,757        $  11,812
 3/31/1995              $  13,117           $  12,363              $  13,365        $  12,018
 6/30/1995              $  14,494           $  13,661              $  14,434        $  12,296
 9/30/1995              $  14,615           $  13,774              $  14,194        $  12,701
12/31/1995              $  15,152           $  14,281              $  14,308        $  13,132
 3/31/1996              $  16,490           $  15,542              $  15,703        $  13,515
 6/30/1996              $  15,979           $  15,060              $  15,846        $  13,838
 9/30/1996              $  16,088           $  15,163              $  15,378        $  13,802
12/31/1996              $  16,808           $  15,842              $  15,744        $  14,134
 3/31/1997              $  15,647           $  14,747              $  15,291        $  14,230
 6/30/1997              $  17,434           $  16,431              $  16,320        $  15,823
 9/30/1997              $  15,239           $  14,363              $  13,477        $  15,977
12/31/1997              $  11,100           $  10,462              $   9,397        $  14,950
 3/31/1998              $  11,174           $  10,532              $  10,253        $  17,536
 6/30/1998              $   7,680           $   7,239              $   7,037        $  18,220
 9/30/1998              $   7,089           $   6,681              $   6,453        $  15,578
12/31/1998              $   9,761           $   9,199              $   8,667        $  18,941
 3/31/1999              $   9,986           $   9,412              $   9,365        $  19,331
 6/30/1999              $  12,846           $  12,107              $  12,532        $  20,012
 9/30/1999              $  12,369           $  11,658              $  11,680        $  21,111
 2/31/1999              $  16,898           $  15,926              $  14,271        $  24,813
 3/31/2000              $  17,312           $  16,316              $  14,231        $  25,027
 6/30/2000              $  16,597           $  15,643              $  12,425        $  23,966
 9/30/2000              $  15,405           $  14,519              $  10,453        $  21,940
12/31/2000              $  14,227           $  13,409              $   9,244        $  20,958
 3/31/2001              $  12,571           $  11,848              $   8,816        $  18,459
 6/30/2001              $  12,646           $  11,919              $   8,604        $  18,245
 9/30/2001              $   9,735           $   9,175              $   6,869        $  15,441
12/31/2001              $  11,872           $  11,189              $   8,890        $  16,306
 3/31/2002              $  12,670           $  11,941              $   9,939        $  16,523
 6/30/2002              $  11,809           $  11,130              $   9,326        $  16,316
 9/30/2002              $   9,923           $   9,353              $   7,843        $  12,934
12/31/2002              $  10,349           $   9,754              $   8,150        $  13,714
 3/31/2003              $   9,536           $   8,987              $   7,516        $  12,630
 6/30/2003              $  11,112           $  10,473              $   8,953        $  15,237


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT libertyfunds.com FOR DAILY PERFORMANCE UPDATES.

The Morgan Stanley Capital International (MSCI) AC Free Asia ex Japan Index is an unmanaged index that tracks the performance of equity securities in eleven countries in Asia, excluding Japan and taking into account local market restrictions on share ownership by foreigners. The MSCI EAFE (GDP) Index is an unmanaged index that tracks the performance of equity securities of developed countries outside North America, including Hong Kong and Singapore. Unlike mutual funds, indices are not an investment and do not incur fees or expenses. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.


AVERAGE ANNUAL TOTAL RETURN AS OF 06/03/03 (%)

SHARE CLASS                   A                     B                      C                      T              Z
INCEPTION                   4/1/95                4/1/95                 4/1/95                 5/31/89       5/31/89
----------------------------------------------------------------------------------------------------------------------
                      WITHOUT    WITH       WITHOUT      WITH      WITHOUT       WITH     WITHOUT     WITH    WITHOUT
                       SALES     SALES       SALES       SALES      SALES        SALES     SALES      SALES    SALES
                      CHARGE     CHARGE     CHARGE       CHARGE    CHARGE        CHARGE   CHARGE      CHARGE  CHARGE
----------------------------------------------------------------------------------------------------------------------
6-month
(cumulative)           7.37        1.20       7.09         2.09      7.08          6.08     7.60        1.41    7.62
1-year                -5.90      -11.31      -6.62       -11.29     -6.62         -7.55    -5.64      -11.07   -5.65
5 -year                7.67        6.40       6.85         6.54      6.83          6.83     7.89        6.62    7.87
10-year                1.06        0.46       0.43         0.43      0.43          0.43     1.25        0.65    1.23

Past performance cannot predict future investment results. The principal value investment returns will flucuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 5.75% charge for class A and T shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year -- 5%, second -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, thereafter -- 0%, and the class C contingent deferred contingent sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

The fund was originally introduced on 5/31/89 and became Colonial Newport Tiger Fund on 4/1/95 when class A, B, and D (since designated C) shares were offered. On 4/30/98, the fund was renamed Newport Tiger Fund. The fund was renamed Liberty Newport Tiger Fund on July 14, 2000. Please see the fund's prospectus for additional details. Class A, B and C share performance information includes returns of the fund's class T shares for periods prior to the inception dates of those classes. Class T share returns are not restated to reflect any expense differential, e.g., Rule 12b-1 fees, between class T shares and class A, B, and C shares. Had expense differentials been reflected, returns for the periods prior to the inception date of the class A, B and C share would have been lower.

TOP 5 COUNTRIES AS OF 06/30/03 (%)

Hong Kong                   23.9
South Korea                 15.4
India                       11.9
Taiwan                       9.5
Thailand                     8.7

Calculated as a percentage of total investments.

TOP 10 HOLDINGS AS OF 06/30/03 (%)

Samsung Electronics Co.                          7.8
Taiwan Semiconductor Manufacturing Co.           6.2
Hutchison Whampoa                                4.6
Sun Hung Kai Properties                          4.5
China Mobile                                     4.3
Huaneng Power International                      3.8
KT Corp.                                         3.7
Housing Development Finance Corp.                3.5
Hong Kong & China Gas Co.                        3.3
Infosys Technologies                             3.2

Calculated as a percentage of total net assets.

Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same country weightings or portfolio holdings in the future.

BOUGHT

RANBAXY LABORATORIES (1.3% OF NET ASSETS).

We expect this generic pharmaceutical company based in India to benefit from the global emphasis on limiting rising health care costs.

SOLD

SINGAPORE TECHNOLOGIES ENGINEERING

We sold our position in this aerospace and defense company because we believe it will experience limited growth over the next year or two.

PORTFOLIO MANAGERS' REPORT

For the six-month period ended June 30, 2003, class A shares of Liberty Newport Tiger Fund returned 7.37% without sales charge. That was lower than the 9.85% return on the MSCI AC Free Asia ex Japan Index. The fund also underperformed the 9.34% average return of its peer group, the Lipper Pacific ex Japan category.(1) The fund's underperformance was the result of its overweight in Hong Kong, which was hit hard by SARS (severe acute respiratory syndrome), and the poor performance of Infosys Technologies (3.2% of net assets), an India-based technology services company.(2) Infosys' share price declined after forecasting disappointing earnings. However, we continue to hold Infosys in the portfolio because we believe it has a competitive advantage in the rapidly growing area of technology outsourcing.

LONG-TERM HOLDINGS PROVIDED SOLID PROFITS

We trimmed some of our long-term holdings in China, Singapore and Hong Kong and invested the proceeds primarily in the Philippines, Indonesia, Taiwan and India. We favored companies with attractive valuations and prospects for significant growth. In China we reduced Huaneng Power International (3.8% of net assets). We also sold Legend Group, a personal computer manufacturer, because we were concerned that increased competition from multinational companies selling into the China market would cut into Legend's market share and profits. In Singapore, we cut back on our commitments to Singapore Press Holdings and Venture Corp. (2.1% and 0.8% of net assets, respectively). We made the biggest reductions in Hong Kong in Hang Seng Bank and Hong Kong & China Gas Co. (2.5% and 3.3% of net assets, respectively).

BUILDING POSITIONS IN SOUTHEAST ASIA

In Southeast Asia, we found opportunities in the Philippines and Indonesia. We added Philippine Long Distance Telephone (PLDT) (1.5% of net assets), the country's largest integrated telephone company. PLDT has restructured its balance sheet, dramatically reducing its debt and improving its

----------
(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.
(2)  Holdings are disclosed as of June 30, 2003 and are subject to change.

cash flow. We believe the company should be in a position to pay a dividend by 2005.

In Indonesia, we purchased PT Astra International (Astra) (1.1% of net assets), a conglomerate whose core business is selling automobiles and motor cycles in distributorships throughout the Indonesian archipeligo. Astra also runs heavy equipment, agriculture and vehicle financing businesses. The company has significantly improved its balance sheet and should benefit from a low interest rate environment.

Beaten-down technology companies in Taiwan were also attractive. We added to Asustek Computer (1.6% of net assets) and built new positions in Ambit Microsystems and Realtek Semiconductor (1.0% and 0.4% of net assets, respectively). In an effort to capitalize on the global trend of limiting health care costs, we invested in Ranbaxy Laboratories (1.3% of net assets), a generic pharmaceutical company in India.

GROWING DOMESTIC ECONOMIES SHOULD BENEFIT THE FUND

We believe the fund is well positioned to take advantage of the developing domestic economies of Asia. Many companies have been trading at historically low valuations and have good balance sheets and returns on invested capital that either match or exceed their American counterparts. Because exports are a big component of many of the markets in which we invest, an economic recovery in the United States would be an added benefit to the companies in the fund.

/s/ Chris Legallet     /s/ Eric Sandlund

Chris Legallet and Eric Sandlund are the co-managers of the Liberty Newport Tiger Fund. Mr. Legallet has managed or co-managed the fund since October 1998. Mr. Sandlund has co-managed the fund since August 2002.

There are specific risks involved when investing in foreign stocks, such as currency exchange rate fluctuations, economic change, instability of emerging countries and political developments. In addition, concentration of investments in a single region or country may result in greater volatility.

[CHART]

TOP 5 SECTORS AS OF 06/30/03 (%)

FINANCIALS                               28.40%
INFORMATION TECHNOLOGY                   22.30%
CONSUMER DISCRETIONARY                   10.80%
TELECOMMUNICATION SERVICES               10.40%
UTILITIES                                 8.60%

Sectors are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same sectors in the future.

INVESTMENT PORTFOLIO

June 30, 2003 (Unaudited)

COMMON STOCKS - 98.3%                                 SHARES               VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 10.8%
AUTOMOBILES - 3.1%
Hyundai Motors Co., Ltd.                             239,350     $     6,331,905
PT Astra International (a)                         7,733,000           3,350,967
                                                                 ---------------
                                                                       9,682,872
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.5%
Genting Berhad                                     1,981,000           7,819,737
                                                                 ---------------
MEDIA - 3.2%
Singapore Press Holdings Ltd.                        632,400           6,572,722
Television Broadcasts Ltd.                           985,000           3,517,790
                                                                 ---------------
                                                                      10,090,512
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 2.0%
Li & Fung Ltd.                                     4,906,000           6,322,692
                                                                 ---------------
CONSUMER STAPLES - 1.2%
FOOD & DRUG RETAILING - 0.2%
Convenience Retail Asia Ltd. (a)                   3,258,000             756,202
                                                                 ---------------
FOOD PRODUCTS - 1.0%
Nestle India Ltd.                                    244,800           3,084,427
                                                                 ---------------
FINANCIALS - 28.4%
BANKS - 13.0%
Bangkok Bank
  Public Co., Ltd. (a)                             5,186,700           6,904,093
DBS Group Holdings Ltd.                              560,859           3,280,902
Hang Seng Bank Ltd.                                  752,200           7,933,734
Hong Leong Bank Berhad                             3,141,000           3,818,795
Kookmin Bank                                         210,225           6,335,789
Public Bank Berhad                                 6,396,250           5,083,336
United Overseas Bank Ltd.                          1,043,000           7,345,279
                                                                 ---------------
                                                                      40,701,928
                                                                 ---------------
DIVERSIFIED FINANCIALS - 4.6%
Housing Development Finance
  Corp., Ltd.                                      1,232,586          10,880,530
Swire Pacific Ltd., Series A                         791,000           3,448,767
                                                                 ---------------
                                                                      14,329,297
                                                                 ---------------
REAL ESTATE - 10.8%
City Developments Ltd.                             2,199,500           5,546,375
Henderson Land Development
  Co., Ltd.                                        1,104,000           3,157,056
Land& Houses Public Co., Ltd.                      7,631,000           1,723,188
Land& Houses Public
  Co., Ltd., NVDR                                 24,222,000           5,066,641
SM Prime Holdings, Inc.                           39,173,000           4,322,841
Sun Hung Kai Properties Ltd.                       2,796,000          14,090,881
                                                                 ---------------
                                                                      33,906,982
                                                                 ---------------
HEALTH CARE - 4.4%
PHARMACEUTICALS - 4.4%
Dr. Reddy's
  Laboratories Ltd., ADR                             417,400     $     9,729,594
Ranbaxy Laboratories Ltd. (a)                        234,900           3,977,589
                                                                 ---------------
                                                                      13,707,183
                                                                 ---------------

INDUSTRIALS - 8.6%
ELECTRICAL EQUIPMENT - 0.4%
Phoenixtec Power Co., Ltd.                         1,494,000           1,256,151
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 8.2%
Big C Supercenter Public
  Co., Ltd., NVDR (a)                              1,921,000             812,783
China Merchants Holdings
  International Co., Ltd.                          5,302,000           4,759,334
Hutchison Whampoa Ltd.                             2,361,100          14,381,905
Kasikornbank Public
  Co., Ltd., NVDR (a)                              6,841,200           5,528,899
                                                                 ---------------
                                                                      25,482,921
                                                                 ---------------

INFORMATION TECHNOLOGY - 22.3%
COMMUNICATIONS EQUIPMENT - 1.3%
UTStarcom, Inc. (a)                                  114,700           4,079,879
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.6%
Ambit Microsystems Corp.                             992,000           3,066,859
Asustek Computer, Inc.                             1,966,000           4,970,384
                                                                 ---------------
                                                                       8,037,243
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.8%
Venture Corp., Ltd.                                  275,000           2,514,554
                                                                 ---------------
INFORMATION TECHNOLOGY
  CONSULTING & SERVICES - 3.2%
Infosys Technologies Ltd.                            140,827           9,919,720
                                                                 ---------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 14.4%
Realtek Semiconductor Corp.                          605,000           1,232,375
Samsung Electronics Co., Ltd.                         81,880          24,334,366
Taiwan Semiconductor
  Manufacturing Co., Ltd. (a)                     11,815,107          19,458,570
                                                                 ---------------
                                                                      45,025,311
                                                                 ---------------

MATERIALS - 2.3%
CONSTRUCTION MATERIALS - 2.3%
Siam Cement Public Co., Ltd.                         193,500             772,712
Siam Cement Public
  Co., Ltd., NVDR                                  1,809,500           6,451,747
                                                                 ---------------
                                                                       7,224,459
                                                                 ---------------

See notes to investment portfolio.

COMMON STOCKS (CONTINUED)                             SHARES               VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 10.4%
DIVERSIFIED TELECOMMUNICATION SERVICES - 6.1%
KT Corp., ADR                                        588,064     $    11,590,741
Philippine Long Distance
  Telephone Co. (a)                                  443,000           4,681,474
PT Telekomunikasi                                  4,891,200           2,742,036
                                                                 ---------------
                                                                      19,014,251
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 4.3%
China Mobile Ltd. (a)                              5,766,000          13,605,073
                                                                 ---------------

TRANSPORTATION - 1.3%
TRANSPORTATION INFRASTRUCTURE - 1.3%
Zhejiang Expressway Co., Ltd.                      9,984,000           4,128,979
                                                                 ---------------

UTILITIES - 8.6%
ELECTRIC UTILITIES - 5.3%
Beijing Datang Power
  Generation Co., Ltd.                            10,532,000           4,659,490
Huaneng Power
  International, Inc.                             10,350,000          11,812,417
                                                                 ---------------
                                                                      16,471,907
                                                                 ---------------

GAS UTILITIES - 3.3%
Hong Kong & China
  Gas Co., Ltd.                                    8,303,908          10,488,833
                                                                 ---------------
TOTAL COMMON STOCKS
  (cost of $312,146,492)                                             307,651,113
                                                                 ---------------

SHORT-TERM OBLIGATION - 2.4%                             PAR               VALUE
--------------------------------------------------------------------------------
Repurchase agreement with State
  Street Bank & Trust Co.,
  dated 06/30/03, due 07/01/03
  at 1.000%, collateralized by a
  U.S. Treasury Bond maturing
  08/15/21, market value
  $7,756,656,(repurchase
  proceeds $7,610,211)
  (cost of $7,610,000)                         $   7,610,000     $     7,610,000
                                                                 ---------------
TOTAL INVESTMENTS - 100.7%
  (cost of $319,756,492) (b)                                         315,261,113
                                                                 ---------------

OTHER ASSETS & LIABILITIES, NET - (0.7)%                              (2,361,820)

NET ASSETS - 100.0%                                              $   312,899,293
                                                                 ===============

NOTES TO INVESTMENT PORTFOLIO:
(a)  Non-income producing.
(b) Cost for both financial statement and federal income tax purposes is the same.

       ACRONYM                         NAME
----------------------------------------------------------
         ADR                American Depositary Receipt
        NVDR               Non-Voting Depositary Receipt


SUMMARY OF SECURITIES                          % OF TOTAL
BY COUNTRY (UNAUDITED)                VALUE    INVESTMENTS
----------------------------------------------------------
Hong Kong                     $  75,383,372       23.9%
South Korea                      48,592,801       15.4
India                            37,591,861       11.9
Taiwan                           29,984,340        9.5
Thailand                         27,260,064        8.7
Singapore                        25,259,831        8.0
China                            20,600,886        6.5
Malaysia                         16,721,867        5.3
United States                    11,689,879        3.7
Philippines                       9,004,315        2.9
Bermuda                           6,322,692        2.0
Indonesia                         6,093,003        1.9
Cayman Islands                      756,202        0.3
                              -------------    -----------
                              $ 315,261,113      100.0%
                              =============    ===========

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (Unaudited)

ASSETS:
Investments, at cost                                         $   319,756,492
                                                             ---------------
Investments, at value                                        $   315,261,113
Cash                                                                     202
Foreign currency (cost of $629,323)                                  629,278
Receivable for:
   Fund shares sold                                                  454,676
   Interest                                                              211
   Dividends                                                         305,348
Expense reimbursement due from Advisor                               104,747
Deferred Trustees' compensation plan                                  17,605
                                                             ---------------
      Total Assets                                               316,773,180
                                                             ---------------
LIABILITIES:
Payable for:
   Investments purchased                                             534,005
   Fund shares repurchased                                         1,308,800
   Management fee                                                    224,988
   Administration fee                                                 70,103
   Transfer agent fee                                                219,806
   Pricing and bookkeeping fees                                       19,432
   Trustees' fee                                                       1,503
   Custody fee                                                       158,877
Foreign capital gains tax payable                                  1,272,810
Deferred Trustees' fee                                                17,605
Other liabilities                                                     45,958
                                                             ---------------
      Total Liabilities                                            3,873,887
                                                             ---------------
NET ASSETS                                                   $   312,899,293
                                                             ===============
COMPOSITION OF NET ASSETS:
Paid-in capital                                              $   541,016,463
Undistributed net investment income                                1,504,495
Accumulated net realized loss                                   (225,124,071)
Net unrealized depreciation on:
   Investments                                                    (4,495,379)
   Foreign currency translations                                      (2,215)
                                                             ---------------
NET ASSETS                                                   $   312,899,293
                                                             ===============
CLASS A:
Net assets                                                   $   111,361,340
Shares outstanding                                                12,734,543
                                                             ===============
Net asset value per share                                    $          8.74(a)
                                                             ===============
Maximum offering price per share
   ($8.74/0.9425)                                            $          9.27(b)
                                                             ===============
CLASS B:
Net assets                                                   $   105,591,332
Shares outstanding                                                12,480,156
                                                             ===============
Net asset value and offering price per share                 $          8.46(a)
                                                             ===============
CLASS C:
Net assets                                                   $    19,283,476
Shares outstanding                                                 2,276,349
                                                             ===============
Net asset value and offering price per share                 $          8.47(a)
                                                             ===============
CLASS T:
Net assets                                                   $    24,059,690
Shares outstanding                                                 2,739,552
                                                             ===============
Net asset value and redemption
   price per share                                           $          8.78
                                                             ===============
Maximum offering price per share
   ($8.78/0.9425)                                            $          9.32(b)
                                                             ===============
CLASS Z:
Net assets                                                   $    52,603,455
Shares outstanding                                                 6,006,841
                                                             ---------------
Net asset value, offering and redemption
   price per share                                           $          8.76
                                                             ===============

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $50,000 or more the offering price is reduced.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2003
(Unaudited)

INVESTMENT INCOME:
Dividends                                                    $     4,862,461
Interest                                                              28,454
                                                             ---------------
   Total Investment Income (net of
      foreign taxes withheld of $359,427)                          4,890,915
                                                             ---------------
EXPENSES:
Management fee                                                     1,287,347
Administration fee                                                   387,791
Distribution fee:
   Class B                                                           387,699
   Class C                                                            69,386
Service fee:
   Class A                                                           127,414
   Class B                                                           129,233
   Class C                                                            23,129
Pricing and bookkeeping fees                                          61,432
Transfer agent fee                                                   796,839
Trustees' fee                                                         11,661
Custody fee                                                          296,429
Other expenses                                                       102,663
                                                             ---------------
   Total Operating Expenses                                        3,681,023
Fees and expenses waived or
   reimbursed by Advisor                                            (532,729)
Custody earnings credit                                                 (642)
                                                             ---------------
   Net Operating Expenses                                          3,147,652
Interest expense                                                       4,082
                                                             ---------------
   Net Expenses                                                    3,151,734
                                                             ---------------
Net Investment Income                                              1,739,181
                                                             ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss on:
   Investments                                                    (3,047,323)
   Foreign currency transactions                                    (229,650)
   Foreign capital gains tax                                      (1,473,171)
                                                             ---------------
      Net realized loss                                           (4,750,144)
                                                             ---------------
Net change in unrealized
   appreciation/depreciation on:
   Investments                                                    23,742,892
   Foreign currency translations                                      (4,647)
                                                             ---------------
      Net change in unrealized
         appreciation/depreciation                                23,738,245
                                                             ---------------
Net Gain                                                          18,988,101
                                                             ---------------
Net Increase in Net Assets from Operations                   $    20,727,282
                                                             ===============

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                   (UNAUDITED)
                                                 SIX MONTHS ENDED          YEAR ENDED
INCREASE (DECREASE)                                  JUNE 30,             DECEMBER 31,
IN NET ASSETS:                                         2003                   2002
--------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                             $     1,739,181      $     1,589,130
Net realized gain (loss) on
   investments and foreign
   currency                                            (4,750,144)          12,769,984
Net change in unrealized
   appreciation/depreciation
   on investments and foreign
   currency translations                               23,738,245          (61,471,644)
                                                  ---------------      ---------------
Net Increase (Decrease)
   from Operations                                     20,727,282          (47,112,530)
                                                  ---------------      ---------------
DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS:
From net investment income:
   Class A                                                     --             (522,787)
   Class T                                                     --             (179,551)
   Class Z                                                     --             (667,756)
                                                  ---------------      ---------------
Total Distributions Declared
   to Shareholders                                             --           (1,370,094)
                                                  ---------------      ---------------
SHARE TRANSACTIONS:
Class A:
   Subscriptions                                      113,378,961          643,189,834
   Distributions reinvested                                    --              463,247
   Redemptions                                       (118,832,237)        (698,824,493)
                                                  ---------------      ---------------
      Net Decrease                                     (5,453,276)         (55,171,412)
                                                  ---------------      ---------------
Class B:
   Subscriptions                                        3,095,083            9,920,631
   Redemptions                                        (17,138,285)         (42,924,609)
                                                  ---------------      ---------------
      Net Decrease                                    (14,043,202)         (33,003,978)
                                                  ---------------      ---------------
Class C:
   Subscriptions                                        7,747,595           43,515,160
   Redemptions                                         (9,656,661)         (48,691,339)
                                                  ---------------      ---------------
      Net Decrease                                     (1,909,066)          (5,176,179)
                                                  ---------------      ---------------
Class T:
   Subscriptions                                           45,036              234,399
   Distributions reinvested                                    --              157,730
   Redemptions                                         (1,811,908)          (4,265,132)
                                                  ---------------      ---------------
      Net Decrease                                     (1,766,872)          (3,873,003)
                                                  ---------------      ---------------
Class Z:
   Subscriptions                                       54,766,263          586,858,953
   Distributions reinvested                                    --              575,242
   Redemptions                                        (81,875,338)        (623,845,867)
                                                  ---------------      ---------------
      Net Decrease                                    (27,109,075)         (36,411,672)
                                                  ---------------      ---------------
Net Decrease from
   Share Transactions                                 (50,281,491)        (133,636,244)
                                                  ---------------      ---------------
Total Decrease in
   Net Assets                                         (29,554,209)        (182,118,868)

NET ASSETS:
Beginning of period                               $   342,453,502      $   524,572,370
                                                  ---------------      ---------------
End of period (including
   undistributed
   (overdistributed) net
   investment income of
   $1,504,495 and
   $(234,686), respectively)                      $   312,899,293      $   342,453,502
                                                  ===============      ===============
CHANGES IN SHARES:
Class A:
   Subscriptions                                       14,033,189           71,066,481
   Issued for distributions
      reinvested                                               --               54,370
   Redemptions                                        (14,603,585)         (76,814,494)
                                                  ---------------      ---------------
      Net Decrease                                       (570,396)          (5,693,643)
                                                  ---------------      ---------------
Class B:
   Subscriptions                                          399,333            1,116,852
   Redemptions                                         (2,216,223)          (4,810,443)
                                                  ---------------      ---------------
      Net Decrease                                     (1,816,890)          (3,693,591)
                                                  ---------------      ---------------
Class C:
   Subscriptions                                          991,773            5,104,039
   Redemptions                                         (1,227,028)          (5,657,106)
                                                  ---------------      ---------------
      Net Decrease                                       (235,255)            (553,067)
                                                  ---------------      ---------------
Class T:
   Subscriptions                                            5,605               26,459
   Issued for distributions
      reinvested                                               --               18,448
   Redemptions                                           (229,454)            (460,186)
                                                  ---------------      ---------------
      Net Decrease                                       (223,849)            (415,279)
                                                  ---------------      ---------------
Class Z:
   Subscriptions                                        6,650,720           65,769,295
   Issued for distributions
      reinvested                                               --               67,517
   Redemptions                                        (10,134,679)         (69,376,873)
                                                  ---------------      ---------------
      Net Decrease                                     (3,483,959)          (3,540,061)
                                                  ---------------      ---------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2003 (Unaudited)

NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:

Liberty Newport Tiger Fund (the "Fund"), a series of Liberty Funds Trust VII, is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek capital appreciation by investing primarily in equity securities of companies located in the ten Tigers of Asia (Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, India, Indonesia, China and the Philippines). The Fund may issue an unlimited number of shares. The Fund offers five classes of shares: Class A, Class B, Class C, Class T and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is assessed on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a CDSC on redemptions made within one year after purchase. Class T shares are sold with a front-end sales charge and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class T and Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at the current quoted bid price. In certain countries, the Fund may hold foreign designated shares. If the foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded. South Korean equity securities that have reached the limit for aggregate foreign ownership and for which premiums to the local exchange prices may be paid by foreign investors are valued by applying a broker quoted premium to the local share price.

Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. In addition, if the values of foreign securities have been materially affected by events occurring after the closing of a foreign market, the foreign securities may be valued at their fair value under procedures approved by the Board of Trustees. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities and such exchange rates occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES:

All income, expenses (other than the Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

FOREIGN CAPITAL GAINS TAX:

Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 30%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the rate appropriate for each jurisdiction.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

FOREIGN CURRENCY TRANSACTIONS:

Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency, and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

FOREIGN CURRENCY CONTRACTS:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions and translations. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract is opened, the actual exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

REDEMPTION FEES:

Effective February 10, 2003, the Fund began imposing a 2% redemption fee to shareholders of Class A and Class Z shares who redeem shares held for 60 days or less. For the period February 10, 2003 to June 30, 2003, the redemption fee for Class A and Class Z shares amounted to $22 and $7,298,respectively. These amounts are included on the Statement of Changes.

OTHER:

Interest income is recorded on the accrual basis.

Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of non-reclaimable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

The following capital loss carryforwards, determined as of December 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                               CAPITAL LOSS
  YEAR OF EXPIRATION           CARRYFORWARD
-----------------------------------------------
        2006                  $  198,184,683
        2007                      22,164,746
                              --------------
                              $  220,349,429
                              --------------

Expired capital loss carryforwards, ifany, are recorded as a reduction of paid-in capital.

The Fund may be subject to foreign taxes on income and gains on investments which are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the markets in which it invests. Foreign governments may also impose taxes on other payments or transactions with respect to foreign securities. The Fund accrues such taxes as applicable.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

On April 1, 2003, Newport Fund Management, the investment advisor to the Fund, and Colonial Management Associates, Inc., the administrator to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Newport Fund Management and Colonial Management Associates, Inc. with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

MANAGEMENT FEE:

Columbia is the investment advisor of the Fund and receives a monthly fee based on the Fund's average daily net assets as follows:

    AVERAGE DAILY NET ASSETS         ANNUAL FEE RATE
-------------------------------------------------------
       First $100 million                 1.00%
       Next $1.4 billion                  0.75%
       Next $1.0 billion                  0.70%
       Over $2.5 billion                  0.65%

ADMINISTRATION FEE:

Columbia also provides accounting and other services for a monthly fee equal to 0.25% annually of the Fund's average daily net assets.

PRICING AND BOOKKEEPING FEES:

Columbia is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended June 30, 2003, the annualized net asset based fee rate was 0.034%. The Fund also pays out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the Fund's principal underwriter. For the six months ended June 30, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $7,797 on sales of the Fund's Class A and Class T shares and received CDSC of $13,796, $95,446 and $3,772 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets of Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

Columbia has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.55% annually of the Fund's average daily net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates. The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $642 of custody fees were reduced by balance credits for the six months ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $48,669,903 and $100,788,831, respectively.

Unrealized appreciation (depreciation) at June 30, 2003, based on cost of investments for both financial statement and federal income tax purposes, was:

    Gross unrealized appreciation          $ 47,388,439
    Gross unrealized depreciation           (51,883,818)
                                           ------------
       Net unrealized depreciation         $ (4,495,379)
                                           ============

OTHER:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments, and the possible prevention of currency exchange or other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT

The Fund and other affiliated funds participate in a $350,000,000 credit facility, which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. Prior to April 26, 2003, the Fund participated in a separate credit agreement with similar terms to its existing agreement. For the six months ended June 30, 2003, the average daily loan balance outstanding on days where borrowings existed was $3,111,111 at a weighted average interest rate of 1.75%.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period is as follows:

                                    (UNAUDITED)
                                    SIX MONTHS
                                      ENDED                                        YEAR ENDED DECEMBER 31,
                                     JUNE 30,          --------------------------------------------------------------------------
CLASS A SHARES                         2003                2002            2001            2000            1999            1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD               $     8.14         $     9.38      $    11.34      $    13.47      $     7.78      $     9.02
                                    ----------         ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT
  OPERATIONS:

Net investment income (a)                 0.05               0.05            0.08            0.01            0.09            0.14
Net realized and unrealized gain
  (loss) on investments and
  foreign currency                        0.55              (1.25)          (1.95)          (2.14)           5.60           (1.23)
                                    ----------         ----------      ----------      ----------      ----------      ----------
Total from Investment Operations          0.60              (1.20)          (1.87)          (2.13)           5.69           (1.09)
                                    ----------         ----------      ----------      ----------      ----------      ----------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS:

From net investment income                  --              (0.04)          (0.09)             --              --           (0.15)
                                    ----------         ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE,
  END OF PERIOD                     $     8.74         $     8.14      $     9.38      $    11.34      $    13.47      $     7.78
                                    ==========         ==========      ==========      ==========      ==========      ==========
Total return (b)                          7.37%(c)(d)      (12.83)%(c)     (16.55)%(c)     (15.81)%         73.14%         (12.08)%
                                    ==========         ==========      ==========      ==========      ==========      ==========
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:

Operating expenses (e)                    1.80%(f)           1.80%           1.80%           1.71%           1.77%           1.78%
Interest expense                            --%(f)(g)        0.01%             --%(g)          --              --              --
Expenses (e)                              1.80%(f)           1.81%           1.80%           1.71%           1.77%           1.78%
Net investment income (e)                 1.38%(f)           0.54%           0.75%           0.07%           0.97%           2.02%
Waiver/reimbursement                      0.35%(f)           0.07%             --%(g)          --              --              --
Portfolio turnover rate                     16%(d)             25%             12%             25%             14%             15%
Net assets, end of period (000's)   $  111,361         $  108,240      $  178,145      $  321,671      $  403,082      $  250,089
Redemption fees consisted of the
  following per share amounts               --(h)              --              --              --              --              --

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)  Annualized.
(g)  Rounds to less than 0.01%.
(h)  Rounds to less than $0.01.

Selected data for a share outstanding throughout each period is as follows:

                                    (UNAUDITED)
                                    SIX MONTHS
                                      ENDED                                        YEAR ENDED DECEMBER 31,
                                     JUNE 30,          --------------------------------------------------------------------------
CLASS B SHARES                         2003                2002            2001            2000            1999            1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD               $     7.90         $     9.14      $    11.05      $    13.23      $     7.70      $     8.92
                                    ----------         ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss) (a)          0.03              (0.02)          --(b)           (0.08)           0.02            0.09
Net realized and unrealized gain
  (loss) on investments and
  foreign currency                        0.53              (1.22)          (1.89)          (2.10)           5.51           (1.23)
                                    ----------         ----------      ----------      ----------      ----------      ----------
Total from Investment Operations          0.56              (1.24)          (1.89)          (2.18)           5.53           (1.14)
                                    ----------         ----------      ----------      ----------      ----------      ----------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS:
From net investment income                  --                 --           (0.02)             --              --           (0.08)
                                    ----------         ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE,
  END OF PERIOD                     $     8.46         $     7.90      $     9.14      $    11.05      $    13.23      $     7.70
                                    ==========         ==========      ==========      ==========      ==========      ==========
Total return (c)                          7.09%(d)(e)      (13.57)%(d)     (17.12)%(d)     (16.48)%         71.82%         (12.77)%
                                    ==========         ==========      ==========      ==========      ==========      ==========
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Operating expenses (f)                    2.55%(g)           2.55%           2.55%           2.46%           2.52%           2.53%
Interest expense                            --%(g)(h)        0.01%             --%(h)          --              --              --
Expenses (f)                              2.55%(g)           2.56%           2.55%           2.46%           2.52%           2.53%
Net investment income (loss) (f)          0.66%(g)          (0.21)%            --%(h)       (0.68)%          0.22%           1.27%
Waiver/reimbursement                      0.35%(g)           0.07%             --%(h)          --              --              --
Portfolio turnover rate                     16%(e)             25%             12%             25%             14%             15%
Net assets, end of period (000's)   $  105,591         $  112,942      $  164,354      $  265,219      $  407,179      $  280,163
Redemption fees consisted of the
  following per share amounts               --(i)              --              --              --              --              --

(a) Per share data was calculated using average shares outstanding during the period.
(b)  Rounds to less than $0.01 per share.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.
(h)  Rounds to less than 0.01%.
(i)  Rounds to less than $0.01.

Selected data for a share outstanding throughout each period is as follows:

                                    (UNAUDITED)
                                    SIX MONTHS
                                      ENDED                                        YEAR ENDED DECEMBER 31,
                                     JUNE 30,          --------------------------------------------------------------------------
CLASS C SHARES                         2003                2002            2001            2000            1999            1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD               $     7.91         $     9.15      $    11.07      $    13.25      $     7.71      $     8.94
                                    ----------         ----------      ----------      ----------      ==========      ----------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss) (a)          0.03              (0.02)             --(b)        (0.08)           0.02            0.09
Net realized and unrealized gain
  (loss) on investments and
  foreign currency                        0.53              (1.22)          (1.90)          (2.10)           5.52           (1.24)
                                    ----------         ----------      ----------      ----------      ==========      ----------
Total from Investment Operations          0.56              (1.24)          (1.90)          (2.18)           5.54           (1.15)
                                    ----------         ----------      ----------      ----------      ==========      ----------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS:
From net investment income                  --                 --           (0.02)             --              --           (0.08)
                                    ----------         ----------      ----------      ----------      ==========      ----------
NET ASSET VALUE,
  END OF PERIOD                     $     8.47         $     7.91      $     9.15      $    11.07      $    13.25      $     7.71
                                    ==========         ==========      ==========      ==========      ==========      ==========
Total return (c)                          7.08%(d)(e)      (13.55)%(d)     (17.18)%(d)     (16.45)%         71.85%         (12.89)%
                                    ==========         ==========      ==========      ==========      ==========      ==========
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:

Operating expenses (f)                    2.55%(g)           2.55%           2.55%           2.46%           2.52%           2.53%
Interest expense                            --%(g)(h)        0.01%             --%(h)          --              --              --
Expenses (f)                              2.55%(g)           2.56%           2.55%           2.46%           2.52%           2.53%
Net investment income (loss) (f)          0.66%(g)          (0.21)%            --%(h)       (0.68)%          0.22%           1.27%
Waiver/reimbursement                      0.35%(g)           0.07%             --%(h)          --              --              --
Portfolio turnover rate                     16%(e)             25%             12%             25%             14%             15%
Net assets, end of period (000's)   $   19,283         $   19,866      $   28,036      $   42,897      $   73,038      $   48,316
Redemption fees consisted of the
  following per share amounts               --(i)              --              --              --              --              --

(a) Per share data was calculated using average shares outstanding during the period.
(b)  Rounds to less than $0.01 per share.
(c) Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)  Annualized.
(h)  Rounds to less than 0.01%.
(i)  Rounds to less than $0.01.

Selected data for a share outstanding throughout each period is as follows:

                                    (UNAUDITED)
                                    SIX MONTHS
                                      ENDED                                        YEAR ENDED DECEMBER 31,
                                     JUNE 30,          --------------------------------------------------------------------------
CLASS T SHARES                         2003                2002            2001            2000            1999            1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD               $     8.16         $     9.41      $    11.38      $    13.48      $     7.77      $     9.01
                                    ==========         ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (a)                 0.07               0.08            0.10            0.04            0.12            0.16
Net realized and unrealized
  gain (loss) on investments
  and foreign currency                    0.55              (1.27)          (1.96)          (2.14)           5.59           (1.23)
                                    ==========         ----------      ----------      ----------      ----------      ----------
Total from Investment Operations          0.62              (1.19)          (1.86)          (2.10)           5.71           (1.07)
                                    ==========         ----------      ----------      ----------      ----------      ----------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS:
From net investment income                  --              (0.06)          (0.11)             --              --           (0.17)
                                    ----------         ----------      ----------      ----------      ----------      ----------
NET ASSET VALUE,
  END OF PERIOD                     $     8.78         $     8.16      $     9.41      $    11.38      $    13.48      $     7.77
                                    ==========         ==========      ==========      ==========      ----------      ==========
Total return (b)                          7.60%(c)(d)      (12.68)%(c)     (16.39)%(c)     (15.58)%         73.49%         (11.87)%
                                    ==========         ==========      ==========      ==========      ----------      ==========
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:
Operating expenses (e)                    1.55%(f)           1.55%           1.55%           1.46%           1.52%           1.53%
Interest expense                            --%(f)(g)        0.01%             --%(g)          --              --              --
Expenses (e)                              1.55%(f)           1.56%           1.55%           1.46%           1.52%           1.53%
Net investment income (e)                 1.67%(f)           0.79%           1.00%           0.32%           1.22%           2.27%
Waiver/reimbursement                      0.35%(f)           0.07%             --%(g)          --              --              --
Portfolio turnover rate                     16%(d)             25%             12%             25%             14%             15%
Net assets, end of period (000's)   $   24,060         $   24,180      $   31,782      $   46,733      $   69,503      $   51,526
Redemption fees consisted of the
  following per share amounts               --(h)              --              --              --              --              --

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)  Annualized.
(g)  Rounds to less than 0.01%.
(h)  Rounds to less than $0.01.

Selected data for a share outstanding throughout each period is as follows:

                                    (UNAUDITED)
                                    SIX MONTHS
                                      ENDED                                        YEAR ENDED DECEMBER 31,
                                     JUNE 30,          --------------------------------------------------------------------------
CLASS Z SHARES                         2003                2002            2001            2000            1999            1998
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD               $     8.14         $     9.38      $    11.35      $    13.46      $     7.75      $     9.01
                                    ==========         ----------      ----------      ----------      ==========      ----------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (a)                 0.06               0.08            0.10            0.04            0.12            0.16
Net realized and unrealized
  gain (loss) on investments
  and foreign currency                    0.56              (1.26)          (1.96)          (2.15)           5.59           (1.25)
                                    ==========         ----------      ----------      ----------      ==========      ----------
Total from Investment Operations          0.62              (1.18)          (1.86)          (2.11)           5.71           (1.09)
                                    ==========         ----------      ----------      ----------      ==========      ----------
LESS DISTRIBUTIONS DECLARED
  TO SHAREHOLDERS:
From net investment income                  --              (0.06)          (0.11)             --              --           (0.17)
                                    ==========         ----------      ----------      ----------      ==========      ----------
NET ASSET VALUE,
  END OF PERIOD                     $     8.76         $     8.14      $     9.38      $    11.35      $    13.46      $     7.75
                                    ==========         ==========      ==========      ==========      ==========      ==========
Total return (b)                          7.62%(c)(d)      (12.61)%(c)     (16.43)%(c)     (15.68)%         73.68%         (12.09)%
                                    ==========         ==========      ==========      ==========      ==========      ==========
RATIOS TO AVERAGE NET ASSETS/
  SUPPLEMENTAL DATA:

Operating expenses (e)                    1.55%(f)           1.55%           1.55%           1.46%           1.52%           1.53%
Interest expense                            --%(f)(g)        0.01%             --%(g)          --              --              --
Expenses (e)                              1.55%(f)           1.56%           1.55%           1.46%           1.52%           1.53%
Net investment income (e)                 1.39%(f)           0.79%           1.00%           0.32%           1.22%           2.27%
Waiver/reimbursement                      0.33%(f)           0.07%             --%(g)          --              --              --
Portfolio turnover rate                     16%(d)             25%             12%             25%             14%             15%
Net assets, end of period (000's)   $   52,603         $   77,225      $  122,255      $  157,606      $  214,498      $  138,988
Redemption fees consisted of the
  following per share amounts               --(h)              --              --              --              --              --

(a) Per share data was calculated using average shares outstanding during the period.
(b)  Total return at net asset value assuming all distributions reinvested.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(f)  Annualized.
(g)  Rounds to less than 0.01%.
(h)  Rounds to less than $0.01.

TRANSFER AGENT

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Newport Tiger Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Newport Tiger Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
LIBERTY NEWPORT TIGER FUND

LIBERTY NEWPORT TIGER FUND SEMIANNUAL REPORT, JUNE 30, 2003          PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
                                                                   Holliston, MA
                                                                   Permit NO. 20

[LIBERTYFUNDS LOGO]

     A MEMBER OF COLUMBIA MANAGEMENT GROUP

     (C) 2003 LIBERTY FUNDS DISTRIBUTOR, INC.
     A MEMBER OF COLUMBIA MANAGEMENT GROUP
     ONE FINANCIAL CENTER, BOSTON, MA 02111-2621

                                                732-03/622O-0603 (08/03) 03/2171

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant's internal control over financial reporting that occurred over the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940
       (17 CFR 270.30a-2(a)). Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)). Attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Liberty Funds Trust VII
             -------------------------------------------------------------------

By (Signature and Title)    /s/ Joseph R. Palombo
                          ------------------------------------------------------
                            Joseph R. Palombo, President

Date  September 5, 2003
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Joseph R. Palombo
                          ------------------------------------------------------
                           Joseph R. Palombo, President

Date  September 5, 2003
     ---------------------------------------------------------------------------

By (Signature and Title)  /s/ J. Kevin Connaughton
                          ------------------------------------------------------
                           J. Kevin Connaughton, Treasurer

Date  September 5, 2003
     ---------------------------------------------------------------------------